Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

November 18, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of DWS Core Fixed Income Fund, DWS Global Inflation Plus Fund (formerly DWS Inflation Protected Plus Fund), DWS High Income Fund, DWS High Income Plus Fund, DWS Short Duration Fund, DWS Short Duration Plus Fund, DWS Strategic Government Securities Fund, and DWS Strategic Income Fund (collectively, the “New Funds”) and DWS GNMA Fund (“GNMA Fund”) (the New Funds together with GNMA Fund, the “Funds”), each a series of DWS Income Trust (the “Trust”); (Reg. Nos. 002-91577, 811-04049)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing; i.e., February 1, 2011. No fees are required in connection with this filing.

 The Amendment reflects the reorganization of each of DWS Core Fixed Income Fund, DWS Global Inflation Plus Fund, DWS High Income Fund, DWS High Income Plus Fund, DWS Short Duration Fund, DWS Short Duration Plus Fund, DWS Strategic Government Securities Fund and DWS Strategic Income Fund (each, a “Predecessor Fund”) into a newly created corresponding shell series of the Trust (i.e., its corresponding New Fund), which New Fund is substantially similar in all material respects to its respective Predecessor Fund.  The Predecessor Funds, DWS Core Fixed Income Fund, DWS Short Duration Fund, DWS Short Duration Plus Fund, and DWS High Income Plus Fund, are each a series of DWS Advisor Funds (Securities Act File No. 033-07404, Investment Company Act File No. 811-04760).  The Predecessor Fund, DWS Global Inflation Plus Fund, is a series of DWS Institutional Funds (Securities Act File No. 033-34079, Investment Company Act File No. 811-06071).  The Predecessor Fund, DWS High Income Fund, is a series of DWS High Income Series (Securities Act File No. 002-60330, Investment Company Act File No. 811-02786).  The Predecessor Fund, DWS Strategic Government Securities Fund, is a series of DWS Strategic Government Securities Fund (Securities Act File No. 002-57937, Investment Company Act File No. 811-02719).  Lastly, the Predecessor Fund, DWS Strategic Income Fund, is a series of DWS Strategic Income Fund (Securities Act File No. 002-58921, Investment Company Act File No. 811-02743).

The Board of the Trust, DWS Advisor Funds, DWS Institutional Funds, DWS High Income Series, DWS Strategic Government Securities Fund, and DWS Strategic Income Fund has approved the proposed reorganizations. The Board of each of the Predecessor Funds has approved an Agreement and Plan of Reorganization under which the Predecessor Fund will be reorganized into its corresponding New Fund.  The reorganizations are intended to have no effect on the way the Predecessor Funds are managed or how their shares are offered.

Each New Fund has the same investment objectives, policies, and operations as its corresponding Predecessor Fund and will offer the same classes of shares.  The prospectus and statement of additional information for each New Fund are identical to the currently effective prospectuses and statements of additional information of the New Fund’s corresponding Predecessor Fund, except to note that the New Fund is newly offered and to provide updates to the disclosure as necessary.

In addition, the Amendment includes disclosure relating to QS Investors, LLC, the new sub-advisor to DWS Global Inflation Plus Fund, DWS Short Duration Plus Fund, DWS Strategic Government Securities Fund, and DWS Strategic Income Fund.  The Amendment also reflects changes to the Funds’ non-fundamental investment policies reflected in Part I of the Statement of Additional Information.

The Amendment has been electronically coded to show changes from the appropriate previously effective registration statement post-effective amendment.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

/s/James M. Wall

James M. Wall
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price